Annual Operating Expenses - FidelityGrowthIncomePortfolio-RetailPRO - FidelityGrowthIncomePortfolio-RetailPRO - Fidelity Growth & Income Portfolio - Fidelity Growth & Income Portfolio	Sep. 28, 2024
Operating Expenses:
Management fee	0.54%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.54%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.